Real Estate Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2010
Real Estate Loans Receivable (Tables) [Abstract]
Summary of real estate loans receivable

	December 31,
	2010	2009
Mortgage loans	$109,283	$74,517
Other real estate loans	327,297	352,846

Totals	$436,580	$427,363

Summary of real estate loan activity

	Year Ended
	December 31, 2010			December 31, 2009			December 31, 2008
	Senior			Senior			Senior
	Housing	Medical		Housing	Medical		Housing	Medical
	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals
Advances on real estate loans receivable:
Investments in new loans	$9,742	$41,644	$51,386	$20,036	$—	$20,036	$121,493	$—	$121,493
Draws on existing loans	46,113	1,236	47,349	52,910	1,471	54,381	21,265	—	21,265

Sub-total	55,855	42,880	98,735	72,946	1,471	74,417	142,758	—	142,758
Less: Seller financing on property sales	—	(1,470)	(1,470)	—	—	—	(59,649)	—	(59,649)

Net cash advances on real estate loans	55,855	41,410	97,265	72,946	1,471	74,417	83,109	—	83,109
Receipts on real estate loans receivable:
Loan payoffs	5,619	6,233	11,852	61,659	32,197	93,856	8,815	—	8,815
Principal payments on loans	24,203	7,440	31,643	15,890	2,033	17,923	9,354	—	9,354

Total receipts on real estate loans	29,822	13,673	43,495	77,549	34,230	111,779	18,169	—	18,169

Net advances (receipts) on real estate loans	$26,033	$27,737	$53,770	$(4,603)	$(32,759)	$(37,362)	$64,940	$—	$64,940

(1)	Represents activity for the senior housing triple-net segment.

Summary of allowance for losses on loans receivable

	Year Ended December 31,
	2010	2009	2008
Balance at beginning of year	$5,183	$7,500	$7,406
Provision for loan losses	29,684	23,261	94
Charge-offs	(33,591)	(25,578)	—

Balance at end of year	$1,276	$5,183	$7,500

Summary of loan impairments

	Year Ended December 31,
	2010	2009	2008
Balance of impaired loans at end of year	$9,691	$67,126	$72,770
Allowance for loan losses	1,276	5,183	7,500

Balance of impaired loans not reserved	$8,415	$61,943	$65,270

Average impaired loans for the year	$38,409	$69,948	$36,785
Interest recognized on impaired loans(1)	103	530	3,288

(1)	Represents interest recognized prior to placement on non-accrual status.